Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Davidson Multi-Cap Equity Fund
Class Name	Class A
Trading Symbol	DFMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Davidson Multi-Cap Equity Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 142,800,732
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$142,800,732
Number of Holdings	49
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of net assets)
Information Technology	26.8%
Financials	12.5%
Health Care	12.4%
Communication Services	10.1%
Consumer Discretionary	10.0%
Industrials	9.3%
Consumer Staples	4.8%
Real Estate Investment Trusts	4.4%
Energy	3.3%
Cash & Other	6.4%

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	5.0%
Amazon.com, Inc.	5.0%
Apple, Inc.	4.7%
Microsoft Corp.	4.5%
Walmart, Inc.	3.1%
Netflix, Inc.	2.9%
Arista Networks, Inc.	2.7%
Broadcom, Inc.	2.6%
Citigroup, Inc.	2.5%
Goldman Sachs Group, Inc.	2.4%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com
Class I
Shareholder Report [Line Items]
Fund Name	Davidson Multi-Cap Equity Fund
Class Name	Class I
Trading Symbol	DFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Davidson Multi-Cap Equity Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 142,800,732
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$142,800,732
Number of Holdings	49
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of net assets)
Information Technology	26.8%
Financials	12.5%
Health Care	12.4%
Communication Services	10.1%
Consumer Discretionary	10.0%
Industrials	9.3%
Consumer Staples	4.8%
Real Estate Investment Trusts	4.4%
Energy	3.3%
Cash & Other	6.4%

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	5.0%
Amazon.com, Inc.	5.0%
Apple, Inc.	4.7%
Microsoft Corp.	4.5%
Walmart, Inc.	3.1%
Netflix, Inc.	2.9%
Arista Networks, Inc.	2.7%
Broadcom, Inc.	2.6%
Citigroup, Inc.	2.5%
Goldman Sachs Group, Inc.	2.4%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com